Loans to/from Related Parties	12 Months Ended
Jul. 01, 2012
Loans to/from Related Parties [Abstract]
LOANS TO/FROM RELATED PARTIES

LOANS TO/FROM RELATED PARTIES

Effective November 30, 2009, VAST LLC purchased the 40 percent non-controlling interest owned by its former partners in the joint ventures in China. Initially, a loan of $2.5 million was made to VAST LLC by each partner, STRATTEC, WITTE and ADAC, to fund a portion of the purchase price. In December 2009, $1 million of each partner’s loan balance was repaid. During 2012, each partner’s outstanding principal and accrued interest balance of $1.5 million and $112,000, respectively, were terminated and converted to additional capital contributions by each partner in VAST LLC.

At July 3, 2011, loans from related parties (ADAC and WITTE) totaled $1.9 million and consisted of loans to ADAC-STRATTEC LLC and STRATTEC POWER ACCESS LLC to fund working capital requirements of these entities. All related party loans were repaid during fiscal 2012. Working capital loans to these entities were made by each partner based on each partner’s ownership percentage in the entity. The weighted average interest rate on these loans was approximately 7.6 percent in 2012 and 7.3 percent in 2011.

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